Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill Abstract
Schedule of Goodwill Allocated by Cash Generating Unit

For the purpose of impairment testing, goodwill is allocated by CGU (cash generating unit) as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Drug Containment Systems	4,976	4,976
In-vitro Diagnostic Consumables & Drug Delivery Systems	26,828	26,828
Engineering Systems	15,438	15,438
Total Goodwill	47,243	47,243